Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES
9.	LEASES

A summary of lease cost recognized in the Group’s consolidated statements of operations and comprehensive loss is as follows:

	For the years ended December 31,
	2025	2024
Operating leases cost	$465,389	$436,658
Short-term lease cost	-	-
Total	$465,389	$436,658

Supplemental cash flows information related to leases was as follows:

	For the years ended December 31,
	2025	2024	2023
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating leases	$402,179	$382,401	$340,756
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	$411,544	$-	$494,642
Remeasurement of the lease liabilities and right-of-use assets due to lease modification:	$-	$152,872	$-

The Group’s lease agreements do not have a discount rate that is readily determinable. The incremental borrowing rate is determined at lease commencement or lease modification and represents the rate of interest the Group would have to pay to borrow on a collateralized basis over a similar term and an amount equal to the lease payments in a similar economic environment.

As of December 31, 2025, 2024 and 2023, the weighted average remaining lease term was 1.91 years, 2.65 years and 3.59 years and, respectively, and the weighted average discount rate was 5.3%, 3.6% and 4.6% for the Group’s operating leases, respectively.

The following table summarizes the maturity of lease liabilities under operating leases as of December 31, 2025:

For the year ending December 31,	Lease Payments
2026	567,190
2027	396,395
2028	70,000
Total lease payments	1,033,585
Less: imputed interest	57,518
Total	976,067
Less: current portion	527,415
Non-current portion	$448,652